UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    May 14, 2010

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33
Form 13F Information Table Value (x $1000) Total:  $1378757




       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BANK OF AMERICA CORPORATION  COM              060505104    34013 1905500 SH       SOLE                 1905500        0
COCA COLA CO                 COM              191216100    26356  479200 SH       SOLE                  479200        0
COVANTA HLDG CORP            COM              22282E102    59878 3594100 SH       SOLE                 3594100        0
EXXON MOBIL CORP             CALL             30231G902     1708   25500 SH  CALL SOLE                   25500        0
FIDELITY NATL INFORMATION SV COM              31620M106    64883 2768050 SH       SOLE                 2768050        0
FISERV INC                   COM              337738108    36649  722000 SH       SOLE                  722000        0
FRONTIER COMMUNICATIONS CORP COM              35906A108    11936 1600000 SH       SOLE                 1600000        0
GOOGLE INC                   CL A             38259P508    50291   88678 SH       SOLE                   88678        0
ISHARES TR INDEX             CALL             464287904    23610  560500 SH  CALL SOLE                  560500        0
KRAFT FOODS INC              CALL             50075N904     4412  145900 SH  CALL SOLE                  145900        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    70679  933550 SH       SOLE                  933550        0
MASTERCARD INC               CL A             57636Q104    63510  250040 SH       SOLE                  250040        0
MCDONALDS CORP               COM              580135101    63904  957800 SH       SOLE                  957800        0
MOLSON COORS BREWING CO      CL B             60871R209    37271  886140 SH       SOLE                  886140        0
PAYCHEX INC                  COM              704326107    26871  874715 SH       SOLE                  874715        0
PHILIP MORRIS INTL INC       COM              718172109    97042 1860460 SH       SOLE                 1860460        0
SPDR S&P 500 ETF TR          PUT              78462F953    58500  500000 SH  PUT  SOLE                  500000        0
SCHEIN HENRY INC             COM              806407102    74364 1262540 SH       SOLE                 1262540        0
SCHWAB CHARLES CORP NEW      COM              808513105    19899 1064700 SH       SOLE                 1064700        0
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506    27034  470000 SH       SOLE                  470000        0
SHERWIN WILLIAMS CO          COM              824348106    43044  636000 SH       SOLE                  636000        0
THERMO FISHER SCIENTIFIC INC COM              883556102    75262 1463100 SH       SOLE                 1463100        0
TRANSDIGM GROUP INC          COM              893641100    52929  997900 SH       SOLE                  997900        0
US BANCORP DEL               COM NEW          902973304    22728  878200 SH       SOLE                  878200        0
UNION PAC CORP               COM              907818108    85602 1167830 SH       SOLE                 1167830        0
VISA INC                     COM CL A         92826C839    52071  572020 SH       SOLE                  572020        0
WELLPOINT INC                COM              94973V107    81202 1261300 SH       SOLE                 1261300        0
WELLPOINT INC                CALL             94973V907    32242  500800 SH  CALL SOLE                  500800        0
WELLS FARGO & CO NEW         COM              949746101    34014 1093000 SH       SOLE                 1093000        0
RENAISSANCERE HOLDINGS LTD   COM              G7496G103    16506  290800 SH       SOLE                  290800        0
LORILLARD INC                PUT              544147951     8939  118800 SH  PUT  SOLE                  118800        0
FASTENAL CO                  PUT              311900954    19196  400000 SH  PUT  SOLE                  400000        0
UNITEDHEALTH GROUP INC       CALL             91324P902     2212   67700 SH  CALL SOLE                   67700        0